Consolidated Balance Sheets (Parenthetical) - Intec Pharma Ltd. [Member] - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares, par value (in Dollars per share)	$ 0	$ 0
Ordinary shares, authorized	17,500,000	5,000,000
Ordinary shares, issued	4,321,296	1,811,431
Ordinary shares, outstanding	4,321,296	1,811,431